INCOME TAXES - Narrative (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income taxes [Abstract]
Statutory income tax rate	0.00%
Tax rate effect from change in tax rate	11.80%	(11.10%)